4. EQUIPMENT (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Equipment Details Narrative
Depreciation and amortization expense	$ 1,582	$ 1,537	$ 4,695	$ 4,306	$ 5,888	$ 5,583